Investments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Business-Combination	Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Sales to equity method investees	$ 379	$ 284
Getrag Group Of Companies [Member]
Schedule of Equity Method Investments [Line Items]
Number of investees, determined as variable interest entities | Business-Combination	2
Variable interest entities, maximum exposure to any potential losses	$ 101	$ 137